Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net (loss) income	$ (267,999)	$ 219,035	$ (35,776)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion and amortization	322,784	156,270	32,815
Impairment of gas properties	18,250	0	0
Impairment of goodwill	294,908	0	0
Amortization of deferred finance costs and loss on extinguishment of debt	5,124	10,149	5,230
Amortization of intangibles	1,632	1,156	0
Exploration	3,137	2,211	8,143
Incentive unit expense	36,097	105,961	0
Write-off of deferred financing costs	0	6,896	0
(Gain) loss from sale of interest in gas properties	(953)	0	4,230
Restricted unit expense	0	0	32,906
Stock compensation expense	16,528	5,553	0
Derivative instruments fair value gain	(273,748)	(186,477)	(6,891)
Cash receipts (payments) for settled derivatives	193,908	(18,784)	676
Deferred income tax expense	8,079	87,639	0
Fair value gain on purchase of Marcellus joint venture	0	(203,579)	0
Equity in (income) loss of joint ventures	0	2,656	(19,420)
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable and receivable from affiliate	45,175	(151,427)	(7,573)
(Increase) decrease in prepaid expenses and other assets	(5,384)	(1,996)	102
(Decrease) increase in accounts payable	(18,439)	4,661	2,273
Increase in accrued liabilities and other	30,488	25,280	9,525
Increase in royalties payable	3,400	19,871	7,432
Net cash provided by operating activities	412,987	85,075	33,672
Cash flows from investing activities:
Capital expenditures for property and equipment	(1,246,274)	(970,274)	(465,387)
Acquisition of Marcellus joint venture, net of cash acquired	0	(82,766)	0
Acquisition of Momentum assets	0	(111,847)	0
Acquisition of Greene County assets	19,054	(329,469)	0
Proceeds from sale of interest in gas properties	10,201	12,891	6,792
Net cash used in investing activities	(1,217,019)	(1,481,465)	(458,595)
Cash flows from financing activities:
Proceeds from borrowings	913,932	1,090,000	435,500
Repayments of debt obligations	(358,619)	(689,873)	(160,760)
Restricted cash for convertible debt	0	8,268	(8,268)
Distributions to the Partnership’s public unitholders	(17,017)	0	0
Debt issuance costs	(10,266)	(24,543)	(12,194)
Common stock issuance	0	0	195,977
Repurchase of common stock	0	0	(2,267)
Proceeds from conversion of warrants	0	1,975	0
Proceeds from issuance of common stock sold in our IPO, net of offering costs	(129)	597,088	0
Proceeds from issuance of common stock sold in August 2014 Equity Offering, net of offering costs	0	196,254	0
Proceeds from issuance of common units sold by RMP, net of offering costs	171,902	441,739	0
Net cash provided by financing activities	699,803	1,620,908	447,988
Net (decrease) increase in cash	(104,229)	224,518	23,065
Cash at the beginning of the year	256,130	31,612	8,547
Cash at the end of the year	151,901	256,130	31,612
Supplemental disclosure of noncash investing and financing activities
Capital expenditures for natural gas properties financed by accounts payable	77,882	144,053	48,615
Capital expenditures for natural gas properties financed by other accrued liabilities	79,747	108,290	16,753
Natural gas properties financed through deferred payment obligations	23,628	34,984	20,281
Application of advances from joint interest owners	$ (6,994)	$ (7,304)	$ (10,415)